Property, plant and equipment (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Depreciation and amortization expenses	€ 14,300,000	€ 9,900,000
Cost of goods and services	8,900,000	5,000,000.0
Research and development expenses	4,700,000	4,100,000
Marketing and distribution expenses	400,000	500,000
General and administrative expenses	€ 300,000	€ 300,000
Bottom of range [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	1 year
Bottom of range [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4 years
Bottom of range [member] | Hardware [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Top of range [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	40 years
Top of range [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	15 years
Top of range [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Top of range [member] | Hardware [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years